COMMITMENTS AND CONTINGENCIES - Letters of Credit and Bank Guarantees (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure	$ 5.3
Cash collateral for borrowed securities	$ 5.3
Minimum
Guarantor Obligations [Line Items]
Guarantees term	7 months
Maximum
Guarantor Obligations [Line Items]
Guarantees term	57 months